GENERAL (Details) Rp / shares in Units, ¥ in Millions, Rp in Millions, $ in Millions												12 Months Ended
	Dec. 08, 2023 IDR (Rp) shares	Nov. 24, 2023 IDR (Rp) item	Oct. 25, 2023 IDR (Rp) Rp / shares shares	Jul. 01, 2023	Jun. 30, 2023	Jun. 17, 2023 IDR (Rp)	Mar. 06, 2023 IDR (Rp)	Mar. 01, 2023 IDR (Rp) item site Y	Jun. 02, 2022 IDR (Rp) shares	Apr. 19, 2022	Jun. 16, 2015 IDR (Rp)	Dec. 31, 2023 IDR (Rp) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 07, 2023 SGD ($) shares
Share capital
Number of years in which overall evaluation of networks and services licenses is performed												5 years	5 years
Capital stock												Rp 4,953,000.0		Rp 4,953,000.0		$ 322
Buyback shares, maximum amount | shares									1,000,000,000,000
Stock repurchase program, buyback period									3 months
Buyback of shares exercised | shares									885,200,000			47,700,000	47,700,000
Buyback of shares, value							Rp 1,500,000.0		Rp 681,000.0			Rp 31,000.0
Purchase of property, plant and equipment, classified as investing activities												33,603,000.0	$ 2,182	Rp 35,010,000.0	Rp 29,923,000.0
Capital expenditures												8,596,000.0				$ 235	¥ 33
Indosat
Share capital
Number of orders for collocations agreed to receive | item								3,500
Threshold period of orders for collocations agreed to receive | Y								3
Capital expenditures												473,000.0
Outflows of cash from investing activities												Rp 406,000.0
Indosat | Telecommunication Towers
Share capital
Number of Towers Acquired | item								997
Purchase of property, plant and equipment, classified as investing activities								Rp 1,648,000.0
Number of sites | site								983
Sale leaseback transaction, lease term								10 years
PT Gametraco Tunggal | Telecommunication Towers
Share capital
Number of Towers Acquired | item		803
Purchase of property, plant and equipment, classified as investing activities		Rp 1,753,000.0
Telkomsel | Singapore Telecommunication Ltd
Share capital
Acquired ownership						Rp 2,713,000.0
Proportion of ownership interest in associate					35.00%
Metra
Share capital
Proportion of ownership interest in subsidiary										43.61%		100.00%	100.00%	100.00%
Sigma
Share capital
Proportion of ownership interest in subsidiary										56.39%		100.00%	100.00%	100.00%
IndiHome
Share capital
Business segment transferred value						Rp 58,250,000.0
Telkomsel
Share capital
Proportion of ownership interest in subsidiary				69.90%	65.00%							70.00%	70.00%	65.00%
Telkomsel | Singapore Telecommunication Ltd
Share capital
Proportion of ownership interest in associate				30.10%
TDI
Share capital
Proportion of ownership interest in subsidiary			60.00%
Number of shares issued | shares			4,825,932
Par value per share | Rp / shares			Rp 104,438
Acquired from non controlling interest			Rp 6,000.0
TDI | Telkomsel
Share capital
Number of shares issued | shares			2,451,319
Capital stock			Rp 256,000.0
ST Dynamo ID Pte, Ltd.
Share capital
Number of shares issued | shares			2,077,787
Capital stock			Rp 217,000.0
PT Medco Power Indonesia
Share capital
Number of shares issued | shares			296,826
Capital stock			Rp 31,000.0
NeutraDC Singapore
Share capital
Number of shares issued | shares																		1
Capital stock | $																		$ 1
Infraco
Share capital
Proportion of ownership interest in subsidiary												100.00%	100.00%
Number of shares issued | shares	125
Capital stock	Rp 12.5
Series A Bond
Share capital
Nominal amount											Rp 2,200,000.0
Debt instrument term											7 years
Series B Bond
Share capital
Nominal amount											Rp 2,100,000.0
Debt instrument term											10 years
Series C Bond
Share capital
Nominal amount											Rp 1,200,000.0
Debt instrument term											15 years
Series D Bond
Share capital
Nominal amount											Rp 1,500,000.0
Debt instrument term											30 years